SCHEDULE OF REPORTABLE SEGMENTS (Details) - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Segment Information
Formation and operating costs	$ (588,017)		$ (79,459)	$ (190,582)
Other segment income	534,730		37	436,036
Net loss	$ (53,287)		$ (79,422)	$ 245,454